Annual Fund Operating Expenses (Vanguard Strategic Small-Cap Equity Fund Participant)	Vanguard Strategic Small-Cap Equity Fund Vanguard Strategic Small-Cap Equity Fund - Investor Shares 10/1/2013 - 9/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.38%